Risk management and financial instruments (Details) kr in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 NOK (kr)	Dec. 31, 2018 USD ($)
Risk management and financial instruments [Abstract]
Maximum amount insured by norges bank | kr		kr 2.0
Uninsured amount | $	$ 117.6		$ 91.1